Shareholders Equity (USD $)	Number of Shares Issued	Common Stock Value	Accumulated other comprehensive Income / Loss	Accumulated Deficit	Total
Begining Balance, amount at Dec. 31, 2010		$ 109	$ (48,321)	$ (620,601)	$ (668,813)
Begining Balance, shares at Dec. 31, 2010	10,864
Foreign currency translation			31,732		31,732
Net loss for the year				303,860	303,860
Ending balance, amount at Dec. 31, 2011		109	(16,589)	(316,741)	333,221
Ending balance, in shares at Dec. 31, 2011	10,864
Foreign currency translation			(10,155)		(10,155)
Net loss for the year				(642,362)	(642,362)
Ending balance, amount at Dec. 31, 2012		$ 109	$ (26,744)	$ (959,103)	$ (985,738)
Ending balance, in shares at Dec. 31, 2012	10,864